Offerings - Offering: 1	Oct. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	9,231,092
Proposed Maximum Offering Price per Unit	28.87
Maximum Aggregate Offering Price	$ 266,501,626.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 36,803.87
Offering Note	(1) Represents the shares of common stock, par value $0.001 per share (the "Common Stock") of Maze Therapeutics, Inc. (the "Registrant") that will be offered for resale by the selling stockholders pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of additional shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder. (2) Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $28.87, the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Select Market on October 15, 2025.